Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits
Non-interest-bearing demand deposits	SFr 4,651	SFr 4,608
Interest-bearing demand deposits	158,055	155,493
Savings deposits	64,086	63,007
Time deposits	149,783	155,525
Total deposits	376,575	378,633
of which due to banks	15,413	22,800
of which customer deposits	361,162	355,833
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	149,659	155,458
Overdrawn deposits not included in total deposits, reclassified as loans	135	132
Foreign
Deposits
Non-interest-bearing demand deposits	2,058	1,645
Interest-bearing demand deposits	32,732	33,440
Savings deposits	18	2
Time deposits	117,252	119,807
Total deposits	152,060	154,894
Switzerland
Deposits
Non-interest-bearing demand deposits	2,593	2,963
Interest-bearing demand deposits	125,323	122,053
Savings deposits	64,068	63,005
Time deposits	32,531	35,718
Total deposits	224,515	223,739
Bank
Deposits
Non-interest-bearing demand deposits	4,652	4,618
Interest-bearing demand deposits	158,650	156,296
Savings deposits	64,086	63,007
Time deposits	150,326	156,103
Total deposits	377,714	380,024
of which due to banks	15,411	22,800
of which customer deposits	362,303	357,224
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	150,203	163,322
Overdrawn deposits not included in total deposits, reclassified as loans	135	132
Bank | Foreign
Deposits
Non-interest-bearing demand deposits	2,058	1,646
Interest-bearing demand deposits	32,965	33,765
Savings deposits	18	2
Time deposits	117,275	112,541
Total deposits	152,316	147,954
Bank | Switzerland
Deposits
Non-interest-bearing demand deposits	2,594	2,972
Interest-bearing demand deposits	125,685	122,531
Savings deposits	64,068	63,005
Time deposits	33,051	43,562
Total deposits	SFr 225,398	SFr 232,070